LEASE LIABILITY - Disclosure of Movement in Lease Liabilities (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Lease liabilities [abstract]
Gross lease obligations	$ 188,696	$ 154,510
Deferred finance charges	(17,743)	(15,924)
Total lease liabilities	170,953	138,586
Less: Current portion	60,621	40,356
Non-current portion	110,332	98,230
Interest on lease liabilities included in finance costs	$ 11,859	$ 10,784
Incremental borrowing rate at Initial Application date	8.45%	8.45%
Total cash outflow for the lease liability	$ 58,649	$ 52,345